Taxes on Income (Reconciliation of Statutory Tax Expense To Actual Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income before income taxes	$ 18,425	$ 17,309	$ 17,982
Statutory tax rate in Israel	26.50%	26.50%	25.00%
Computed expected tax	$ 4,883	$ 4,587	$ 4,496
Non-deductible operating expenses, net	209	$ 476	$ 205
Non-taxable income	(819)
Prior year adjustments	(36)	$ 20	$ 29
Tax effect due to "Approved/Benefited/ Preferred Enterprise" status	(2,368)	(2,588)	(4,396)
Taxes related to foreign jurisdictions	250	$ 181	198
Changes in tax rate	35		$ 399
Creation of deferred taxes for tax losses and benefits from previous years for which deferred taxes were not created in the past	(252)
Other	3	$ 28	$ (26)
Income tax expense	$ 1,905	$ 2,704	$ 905